Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities	12 Months Ended
Dec. 31, 2023
Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities [Abstract]
Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities
26.	Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities

A.	Finance Income and Expenses

For the years ended December 31, these items include the following:

In thousands of soles	2021	2022	2023
Financial income:
Interest on short-term bank deposits	959	12,894	29,156
Commercial interests	438	856	883
Interest on loans to third parties	442	127	185
Other	807	1,577	1,076
	2,646	15,454	31,300
Financial expenses:
Interest expense on:
- Bank loans	55,290	64,010	94,252
- Bonds	36,830	34,844	18,102
- Loans from third parties	12,642	6,345	7,236
- Financial lease right-of-use	3,982	4,505	4,714
- Financial lease	862	474	9
Commissions and collaterals	23,034	22,389	14,599
Interest from Tax Administration	14,236	16,326	19,802
Exchange difference loss, net	47,211	269	23,162
Factoring expenses	93	1,973	3,171
Other financial expenses	2,235	5,339	4,997
	196,415	156,474	190,044

B.	Interests for present value of financial assets or liabilities

In thousands of soles	2021	2022	2023
Interest income for present value of financial asset or liability (a)	3,127	13,299	8,956
Interest expenses for present value of financial asset or liability (b)	(66,159)	(99,313)	(6,380)
	(63,032)	(86,014)	2,576

(a)	Mainly corresponds to:

i.	In 2023, adjustment to present value of the account receivable of Viva Negocio Inmobiliario S.A.C. to the Ministerio de Vivienda, Construcción y Saneamiento related to the Ancon Project, for S/3.9 million at a discount rate of 6.58%. (S/8 million at a discount rate of 7.99% in 2022 and S/1.7 million at a discount rate of 8% in 2021).

ii.	In 2023, adjustment to the present value of the BCI loan in Inversiones en Autopistas S.A. for S/2.4 million due to a decrease in the rate from 9.97% to 9.2%.

(b)	Mainly correspond to:

i.	In 2023, adjustment to the present value of the closure provision for S/4.3 million, mainly due to Unna Energía S.A. for S/2.2 million and Red Vial 5 S.A. for S/1.8 million.

ii.	In 2022, adjustment to the present value of the account receivable from Gasoducto Sur Peruano S.A. for S/72.2 million, due to the increase of discount rate applied from 2.73% to 5.86% (S/32.8 million due to an increase in the rate from 1.65% to 2.73% as of December 31, 2021).

iii.	In 2022, due to the adjustment to the present value of the BCI loan in Inversiones en Autopistas S.A. for S/16.6 million due to a rate increase from 8.39% to 9.97% as of December 31, 2022 (S/12.4 million per rate increase from 6.45% to 8.39% as of December 31, 2021).